Other Income (Expenses), Net	12 Months Ended
Sep. 30, 2022
Other Income (Expenses), Net [Abstract]
OTHER INCOME (EXPENSES), NET

NOTE 16 – OTHER INCOME (EXPENSES), NET

Other income (expenses), net for the fiscal years ended September 30, 2022, 2021 and 2020 consisted of the following:

	For the years ended September 30,
	2022	2021	2020
Government subsidies*	$1,505,943	$517,054	$16,718
Gain from settlement of payables**	-	556,808	-
Other miscellaneous non-business income (loss)	(226,384)	59,241	(84,088)
Total other income (expenses), net	$1,279,559	$1,133,103	$(67,370)

*	Government subsidies as the compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related cost are recognized in profit or loss in the period in which they become receivable. Government subsidies as the support for certain assets were recorded in deferred government subsidies and are amortized in the future periods. For the years ended September 30, 2022, 2021 and 2020, the Company recorded government subsidies of $1,505,943, $517,054 and $16,718, respectively.

**	For the year ended September 30, 2021, the Company reached settlements with its vendors for several old outstanding payables in which the Company had no further obligations to pay these balances. These balances were generated from vendors that the Company had no business with during the reporting periods or no intention to further cooperate with.